CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS - Other non-current, non-financial assets (Details) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS
Judicial deposits (see note 21.2)	$ 18,393,546	$ 19,112,974
Prepaid expenses	1,113,154	1,613,989
Fiscal credits	2,287,051	2,975,706
Advance payment to suppliers of property, plant & equipment (2)	24,269,901	11,173,966
Others	1,330,693	370,188
Total	$ 47,394,345	$ 35,246,823